Basis of Presentation and Summary of Significant Accounting Policies - Rents and Other Receivables, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 800,000	$ 2,400,000
Provision for doubtful accounts	$ 1,161,000	$ 1,500,000	$ 2,116,000